Consolidated Statements of Income and Comprehensive Income		12 Months Ended
		Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 HKD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares
Income Statement [Abstract]
Revenue		$ 462,906,257		$ 326,540,712
Cost of revenue		453,781,238		318,950,082
Gross profit		9,125,019		7,590,630
Operating expenses:
Selling and distribution		1,212,108		967,354
General and administrative		3,152,568		2,392,279
Total operating costs and expenses		4,364,676		3,359,633
Income from operations		4,760,343		4,230,997
Other (income) expense:
Interest expense, net		259,993		3,359
Currency exchange (gain) loss		(45,767)		2,349
Write off of property, plant and equipment		48,399
Others		(1,750)
Total other expenses		260,875		5,708
Income before provision for income taxes		4,499,468		4,225,289
Provision for income taxes		814,468	$ 2,000,000	656,321
Net income		3,685,000		3,568,968
Comprehensive income		$ 3,685,000		$ 3,568,968
Basic and diluted earnings per ordinary share | $ / shares	[1]	$ 0.17		$ 0.17
Weighted average number of ordinary shares outstanding - basic and diluted | shares	[1]	21,250,000	21,250,000	21,250,000

[1]	Gives retroactive effect to reflect the reorganization in August 2022.